CASH AND CASH EQUIVALENTS	12 Months Ended
Dec. 31, 2019
CASH AND CASH EQUIVALENTS
CASH AND CASH EQUIVALENTS

6.     CASH AND CASH EQUIVALENTS

	December 31,	December 31,	December 31,
	2019	2018	2017
Cash held in:
United States dollars	$4,489,501	$8,173,582	$16,989,119
Canadian dollars	525,371	483,730	70,112
Euros	277,961	585,497	447,926
	$5,292,833	$9,242,809	$17,507,157